Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

November 30, 2021

Dates Covered
Collections Period	11/01/21 - 11/30/21
Interest Accrual Period	11/15/21 - 12/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/21	69,568,598.54	9,413
Yield Supplement Overcollateralization Amount 10/31/21	1,140,197.53	0
Receivables Balance 10/31/21	70,708,796.07	9,413
Principal Payments	5,597,600.53	264
Defaulted Receivables	52,647.51	5
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/21	1,001,304.44	0
Pool Balance at 11/30/21	64,057,243.59	9,144

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.23%
Prepayment ABS Speed	1.18%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	876,909.58	85
Past Due 61-90 days	160,708.13	15
Past Due 91-120 days	17,301.26	2
Past Due 121+ days	0.00	0
Total	1,054,918.97	102

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.62%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	79,591.46
Aggregate Net Losses/(Gains) - November 2021	(26,943.95)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.46%
Prior Net Losses/(Gains) Ratio	-1.11%
Second Prior Net Losses/(Gains) Ratio	0.01%
Third Prior Net Losses/(Gains) Ratio	0.20%
Four Month Average	-0.34%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.37%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	64,057,243.59
Weighted Average Contract Rate	3.25%
Weighted Average Contract Rate, Yield Adjusted	5.23%
Weighted Average Remaining Term	18.98

Flow of Funds	$ Amount
Collections	5,872,305.04
Investment Earnings on Cash Accounts	43.93
Reserve Fund Balance	1,664,191.04
Servicing Fee	(58,924.00)
Aggregate Purchase Amount	65,111,195.54
Transfer to Collection Account	-
Available Funds	72,588,811.55

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	96,115.94
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	62,911,834.38
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	9,557,852.48

Total Distributions of Available Funds	72,588,811.55

Servicing Fee	58,924.00
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 11/15/21	62,911,834.38
Principal Paid	62,911,834.38
Note Balance @ 12/15/21	0.00

Class A-1
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-2a
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-2b
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-3
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-4
Note Balance @ 11/15/21	51,261,834.38
Principal Paid	51,261,834.38
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class B
Note Balance @ 11/15/21	11,650,000.00
Principal Paid	11,650,000.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	119,124.69
Total Principal Paid	62,911,834.38
Total Paid	63,030,959.07

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.08950%
Coupon	0.18950%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.25000%
Interest Paid	96,115.94
Principal Paid	51,261,834.38
Total Paid to A-4 Holders	51,357,950.32

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	11,650,000.00
Total Paid to B Holders	11,673,008.75

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1803062
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	95.2228528
Total Distribution Amount	95.4031590

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.8473177
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	985.2361019
Total A-4 Distribution Amount	987.0834196

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,001.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/21	1,664,191.04
Investment Earnings	35.70
Investment Earnings Paid	(35.70)
Deposit/(Withdrawal)	(1,664,191.04)
Balance as of 12/15/21	0.00
Change	(1,664,191.04)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$230,418.73	$185,161.76	$206,308.60
Number of Extensions	24	18	19
Ratio of extensions to Beginning of Period Receivables Balance	0.33%	0.24%	0.25%